Memorandum accounts - Contingent commitments (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Contingent commitments
Contingent commitments	$ 249,138	$ 216,574
Provisions for off-balance sheet risk
Contingent commitments
Other provisions	1,232	1,075	$ 1,075
Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent commitments	157,033	136,405
Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent commitments	91,993	79,950
Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent commitments	$ 112	$ 219